Shareholders' Equity - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Shareholders' Equity
Stock-based compensation expense	$ 4,952	$ 171